Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2024
Trade and Other Receivables
Schedule of trade and other receivables

€ millions	2024			2023
	Current	Non-Current	Total	Current	Non-Current	Total
Trade receivables, net	6,231	0	6,231	5,892	5	5,897
Other receivables	543	209	752	429	198	627
/ Total	6,774	209	6,983	6,321	203	6,524